BUSINESS COMBINATIONS - Assets Acquired and Liabilities Assumed (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
2020 business combinations
Net assets acquired
Net working capital	$ (63.5)
Right-of-use assets	23.4
Other long-term assets	0.5
Property and equipment	1,483.4
Landfill	897.7
Intangible assets
Trade name, certificates of approval and other licenses	31.0
Customer lists and municipal contracts	449.2
Non-compete agreements	216.1
Goodwill	1,470.6
Assumption of lease obligations	(23.4)
Other long-term liabilities	28.3
Assumption of landfill closure and post-closure expenditures	(262.6)
Deferred tax liabilities	(123.4)
Net assets acquired	4,070.7
Consideration
Accrued contingent consideration	23.1
Share consideration issued	78.4
Cash	3,969.2
Consideration	$ 4,070.7
2019 business combinations
Net assets acquired
Net working capital		$ 17.7
Right-of-use assets		47.2
Property and equipment		258.1
Intangible assets
Trade name, certificates of approval and other licenses		117.3
Customer lists and municipal contracts		131.8
Non-compete agreements		40.3
Goodwill		257.4
Assumption of lease obligations		(0.4)
Other long-term liabilities		47.2
Assumption of landfill closure and post-closure expenditures		(4.0)
Deferred tax liabilities		(80.7)
Net assets acquired		737.5
Consideration
Accrued contingent consideration		16.2
Cash		721.3
Consideration		$ 737.5